Summary of Significant Accounting Policies (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Warrant derivatives	$ 6,860,000	$ 19,878,000	$ 33,593
Long term contingent consideration		1,790,882	557,993
Contingent consideration	2,735,000	4,514,000	4,624,367
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives
Long term contingent consideration
Contingent consideration
Total liabilities at fair value
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives
Long term contingent consideration
Contingent consideration
Total liabilities at fair value
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Warrant derivatives	6,860,000	19,878,000	33,593
Long term contingent consideration	1,615,000	1,615,000	557,933
Contingent consideration	2,735,000	4,514,000	4,624,367
Total liabilities at fair value	$ 11,210,000	$ 26,007,000	$ 5,215,893